Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  June 30, 2023

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  6/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 96.6%
	Common Stocks — 96.6% of Net Assets
	Aerospace & Defense — 2.1%
1,518	Hensoldt AG	$ 49,823
	Total Aerospace & Defense	$49,823

	Banks — 1.6%
2,715	FinecoBank Banca Fineco S.p.A.	$ 36,622
	Total Banks	$36,622

	Beverages — 2.3%
293	PepsiCo., Inc.	$ 54,269
	Total Beverages	$54,269

	Broadline Retail — 6.7%
1,900(a)	Alibaba Group Holding, Ltd.	$ 19,760
1,058(a)	Amazon.com, Inc.	137,921
	Total Broadline Retail	$157,681

	Capital Markets — 3.4%
600	Euronext NV (144A)	$ 40,811
353	Intercontinental Exchange, Inc.	39,917
	Total Capital Markets	$80,728

	Communications Equipment — 1.7%
762	Cisco Systems, Inc.	$ 39,426
	Total Communications Equipment	$39,426

	Consumer Staples Distribution & Retail — 2.2%
1,200	Seven & i Holdings Co., Ltd.	$ 51,886
	Total Consumer Staples Distribution & Retail	$51,886

	Electrical Equipment — 2.9%
204(a)	Generac Holdings, Inc.	$ 30,423
112	Rockwell Automation, Inc.	36,898
	Total Electrical Equipment	$67,321

	Electronic Equipment, Instruments & Components — 0.9%
120	CDW Corp.	$ 22,020
	Total Electronic Equipment, Instruments & Components	$22,020

	Energy Equipment & Services — 1.9%
1,441	Baker Hughes Co.	$ 45,550
	Total Energy Equipment & Services	$45,550

1Pioneer Global Sustainable Growth Fund |  | 6/30/23

Shares		Value
	Entertainment — 3.2%
270	Electronic Arts, Inc.	$ 35,019
900	Nintendo Co., Ltd.	40,939
	Total Entertainment	$75,958

	Financial Services — 2.0%
117	Mastercard, Inc., Class A	$ 46,016
	Total Financial Services	$46,016

	Food Products — 2.5%
2,307	Associated British Foods Plc	$ 58,516
	Total Food Products	$58,516

	Health Care Equipment & Supplies — 5.9%
360(a)	Edwards Lifesciences Corp.	$ 33,959
500	Hoya Corp.	59,644
2,900	Olympus Corp.	45,904
	Total Health Care Equipment & Supplies	$139,507

	Health Care Providers & Services — 2.2%
546	Cardinal Health, Inc.	$ 51,635
	Total Health Care Providers & Services	$51,635

	Hotels, Restaurants & Leisure — 3.0%
252(a)	Amadeus IT Group S.A.	$ 19,213
360	Hilton Worldwide Holdings, Inc.	52,398
	Total Hotels, Restaurants & Leisure	$71,611

	Household Durables — 2.3%
600	Sony Group Corp.	$ 53,819
	Total Household Durables	$53,819

	Household Products — 2.0%
626	Reckitt Benckiser Group Plc	$ 47,013
	Total Household Products	$47,013

	Insurance — 2.4%
425	Progressive Corp.	$ 56,257
	Total Insurance	$56,257

	Interactive Media & Services — 5.0%
980(a)	Alphabet, Inc., Class C	$ 118,551
	Total Interactive Media & Services	$118,551

Pioneer Global Sustainable Growth Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	IT Services — 3.6%
639	Cognizant Technology Solutions Corp., Class A	$ 41,714
322	International Business Machines Corp.	43,087
	Total IT Services	$84,801

	Life Sciences Tools & Services — 2.0%
88	Thermo Fisher Scientific, Inc.	$ 45,914
	Total Life Sciences Tools & Services	$45,914

	Pharmaceuticals — 6.3%
200	Eisai Co., Ltd.	$ 13,478
138	Eli Lilly & Co.	64,719
677	Pfizer, Inc.	24,832
421	Sanofi	45,133
	Total Pharmaceuticals	$148,162

	Professional Services — 3.6%
1,962	RELX Plc	$ 65,410
2,404(a)	TDCX, Inc. (A.D.R.)	19,016
	Total Professional Services	$84,426

	Semiconductors & Semiconductor Equipment — 8.8%
666(a)	Advanced Micro Devices, Inc.	$ 75,864
48	ASML Holding NV	34,746
552	Microchip Technology, Inc.	49,454
473	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	47,735
	Total Semiconductors & Semiconductor Equipment	$207,799

	Software — 6.2%
344	Microsoft Corp.	$ 117,146
136(a)	Salesforce, Inc.	28,731
	Total Software	$145,877

	Specialty Retail — 1.4%
397	TJX Cos., Inc.	$ 33,662
	Total Specialty Retail	$33,662

	Technology Hardware, Storage & Peripherals — 6.3%
405	Apple, Inc.	$ 78,558
1,258	Samsung Electronics Co., Ltd.	69,336
	Total Technology Hardware, Storage & Peripherals	$147,894

3Pioneer Global Sustainable Growth Fund |  | 6/30/23

Shares		Value
	Textiles, Apparel & Luxury Goods — 2.2%
56	LVMH Moet Hennessy Louis Vuitton SE	$ 52,849
	Total Textiles, Apparel & Luxury Goods	$52,849

	Total Common Stocks (Cost $2,058,637)	$2,275,593

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.6% (Cost $2,058,637)	$2,275,593
	OTHER ASSETS AND LIABILITIES — 3.4%	$80,550
	net assets — 100.0%	$2,356,143

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $40,811, or 1.7% of net assets.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$49,823	$—	$49,823
Banks	—	36,622	—	36,622
Broadline Retail	137,921	19,760	—	157,681
Capital Markets	39,917	40,811	—	80,728
Consumer Staples Distribution & Retail	—	51,886	—	51,886
Entertainment	35,019	40,939	—	75,958
Food Products	—	58,516	—	58,516
Health Care Equipment & Supplies	33,959	105,548	—	139,507
Hotels, Restaurants & Leisure	52,398	19,213	—	71,611
Household Durables	—	53,819	—	53,819
Household Products	—	47,013	—	47,013
Pioneer Global Sustainable Growth Fund |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$89,551	$58,611	$—	$148,162
Professional Services	19,016	65,410	—	84,426
Semiconductors & Semiconductor Equipment	173,053	34,746	—	207,799
Technology Hardware, Storage & Peripherals	78,558	69,336	—	147,894
Textiles, Apparel & Luxury Goods	—	52,849	—	52,849
All Other Common Stocks	811,299	—	—	811,299
Total Investments in Securities	$1,470,691	$804,902	$—	$2,275,593
During the period ended June 30, 2023, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Growth Fund |  | 6/30/23